Subsequent Events (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 13, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Subsequent Events [Line Items]
Dividends on preferred shares	$ 515,437	515,437	$ 515,437	$ 468,506
Dividends per share declared	$ 0.5625
Distribution to shareholders date of record	Mar. 31, 2015
Seacommercial Shipping Services S.A. Sale & Purchase And Charter Brokerage Services Agreement
Subsequent Events [Line Items]
Charter hire commission payable to the management company		1.25%
Commission rate payable to the management company for the purchase and sale of vessels		1.00%